Property, plant and equipment - Summary of Acquisitions and Capitalized Interest by Operating Segment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	€ 1,748	€ 1,504	€ 1,310
Capitalized interest	17	14	11
Pharmaceuticals
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	1,049	1,007	831
Pharmaceuticals | Industrial facilities
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	597	534	634
Pharmaceuticals | Research sites
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	153	277	152
Pharmaceuticals | Other
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	299	199	45
Vaccines
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	629	421	384
Consumer Healthcare
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	€ 70	€ 73	€ 95